Average Annual Total Returns - Advisor Class - PIMCO Low Duration Portfolio	Advisor 1 Year	Advisor 5 Years	Advisor 10 Years	ICE BofAML 1-3 Year U.S. Treasury Index (reflects no deductions for fees, expenses or taxes) 1 Year	ICE BofAML 1-3 Year U.S. Treasury Index (reflects no deductions for fees, expenses or taxes) 5 Years	ICE BofAML 1-3 Year U.S. Treasury Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	2.89%	1.91%	1.69%	3.10%	1.90%	1.30%